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SUPPLEMENT TO THE PROSPECTUS

United Municipal Bond Fund, Inc. Class A Shares

The following information supplements and supersedes any contrary information contained in the Prospectus:

At a special meeting of shareholders scheduled for July 24, 1997, shareholders of the Fund will be asked to approve proposals relating to the following:

1. Investment Restrictions. Shareholders of the Fund will be asked to approve elimination of or changes to certain of the Fund's fundamental investment restrictions. If approved, the current fundamental restrictions regarding restricted securities, unseasoned issuers, repurchase transactions, arbitrage transactions, securities owned by affiliated persons and options, futures contracts, forward currency contracts and other derivative instruments would be eliminated. Also, if approved, the current fundamental restrictions regarding diversification, investments in commodities and commodity contracts, loans, margin purchases and short sales would be modified.

If the foregoing changes to the Fund's fundamental investment restrictions are approved, the Fund intends to implement new non-fundamental, operating policies regarding unseasoned issuers and derivative instruments. These operating policies would be in addition to the other non-fundamental restrictions and policies set forth in the prospectus and Statement of Additional Information and could be changed by the Board of Directors without shareholder approval.

2. Service Plan. Class A shareholders of the Fund will be asked to amend the Fund's current Service Plan to permit payment of distribution fees, with no change to the Plan's current limit on the total expenses payable.


To be attached to the cover page of the Prospectus of United Municipal Bond Fund, Inc. Class A shares dated December 31, 1996.

This Supplement is dated May 29, 1997.

NUS1008A
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SUPPLEMENT TO THE PROSPECTUS

United Municipal Bond Fund, Inc. Class Y Shares

The following information supplements and supersedes any contrary information contained in the Prospectus:

At a special meeting of shareholders scheduled for July 24, 1997, shareholders of the Fund will be asked to approve elimination of or changes to certain of the Fund's fundamental investment restrictions. If approved, the current fundamental restrictions regarding restricted securities, unseasoned issuers, repurchase transactions, arbitrage transactions, securities owned by affiliated persons and options, futures contracts, forward currency contracts and other derivative instruments would be eliminated. Also, if approved, the current fundamental restrictions regarding diversification, investments in commodities and commodity contracts, loans, margin purchases and short sales would be modified.

If the foregoing changes to the Fund's fundamental investment restrictions are approved, the Fund intends to implement new non-fundamental, operating policies regarding unseasoned issuers and derivative instruments. These operating policies would be in addition to the other non-fundamental restrictions and policies set forth in the prospectus and Statement of Additional Information and could be changed by the Board of Directors without shareholder approval.


To be attached to the cover page of the Prospectus of United Municipal Bond Fund, Inc. Class Y shares dated December 31, 1996.

This Supplement is dated May 29, 1997.

NUS1008-Y
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UNITED MUNICIPAL BOND FUND, INC.

             Supplement to the Statement of Additional Information
                            Dated December 31, 1996


The following information supplements and supersedes any contrary information contained in the Statement of Additional Information:

1. Investment Restrictions. At a special meeting of shareholders scheduled for July 24, 1997 ("Special Meeting"), shareholders of the Fund will be asked to approve elimination and modification of certain of the Fund's fundamental investment restrictions. If approved, the following investment restrictions will supersede and replace the restrictions listed in the "Investment Restrictions" section:

     The Fund:

     (i) May not make any investments other than in the municipal bonds and in the taxable obligations, options, futures contracts and other financial instruments described in the Prospectus. Further, such municipal bonds and taxable obligations are subject to the percentage limitations and quality restrictions described in the Prospectus. Thus, the Fund may not: purchase any voting securities; purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments; or purchase any real estate or interests in real estate investment trusts or any investment company securities;

     (ii) May not lend money or other assets; it may, however, buy debt securities and other obligations consistent with its goal and its other investment policies and restrictions;

     (iii) May not invest for the purpose of exercising control or management of other companies;

     (iv) May not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (1) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments, (2) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (3) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments;

     (v) May not participate on a joint, or a joint and several, basis in any trading account in securities;

     (vi) May not engage in the underwriting of securities, that is, the selling of securities for others;

     (vii) With respect to 75% of its total assets, may not purchase securities of any one issuer (other than cash items and "Government securities" as defined in the Investment Company Act of 1940, as amended (the "1940 Act")), if immediately after and as a result of such purchase, the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets; or
     (viii) May not purchase securities of issuers in any one industry except for municipal bonds and U.S. Government Securities if more than 25% of the value of its assets would then be invested in issuers in that industry.

     If the proposed changes to the Fund's fundamental investment restrictions are approved, the Fund intends to implement the following new non-fundamental, operating policies which would supersede and replace the Fund's current non-fundamental restrictions and policies on these matters:

     (i) The Fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three of continuous operation. This restriction does not apply to any obligations issued or guaranteed by the U.S. government, or a state or local government authority, or their respective agencies or instrumentalities, or to collateralized mortgage obligations, other mortgage-related securities, asset-backed securities, indexed securities or over-the-counter derivative financial instruments.

     (ii) Generally, the Fund may purchase and sell any type of derivative instrument (including, without limitation, futures contracts, options, forward contracts, swaps, caps, collars, floors and indexed securities). However, the Fund will only purchase or sell a particular derivative instrument if the Fund is authorized to invest in the type of asset by which the return on, or value of, the derivative instrument is primarily measured.

2. Service Plan. Class A shareholders of the Fund will be asked to amend the Fund's current Service Plan to permit payment of distribution fees, with no change to the Plan's current limit on the total expenses payable.

This Supplement is dated May 29, 1997.